Accounts receivable, net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Accounts receivable - third parties	$ 2,090,100	$ 2,188,613
Less: allowance for credit losses	(152,868)	(75,931)
Total accounts receivable, net	$ 1,937,232	$ 2,112,682